CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 56	$ 35	$ 162
Accounts receivable, net of allowance for doubtful accounts of $75, $95 and $76 at March 31, 2016, December 31, 2015 and December 31, 2014, respectively	230	190	338
Inventory, net of reserves of $156, $118, $144 at March 31, 2016, December 31, 2015 and December 31, 2014, respectively	1,253	1,119	1,180
Prepaid expenses and deposits	509	0	0
Other current assets	0	780	99
Total current assets	2,048	2,124	1,779
Property and equipment, net	264	318	587
Other assets	54	73	101
Debt issuance costs, net	0	48	564
Total noncurrent assets	318	439	1,252
TOTAL ASSETS	2,366	2,563	3,031
CURRENT LIABILITIES:
Short-term notes payable, including related parties current portion of long term debt	259	752	646
Note payable in default, including related parties	590	133	123
Convertible note – current portion	479	0	0
Short-term convertible notes payable, net	591	686	1,062
Accounts payable	1,977	1,824	1,733
Accrued liabilities	2,069	1,907	1,015
Deferred revenue	66	217	24
Total current liabilities	6,031	5,519	4,603
LONG-TERM LIABILITIES:
Warrants, at fair value	1,588	2,606	2,070
Long-term debt, net	0	0	40
Long-term convertible notes payable, net	197	0	783
Total long-term liabilities	1,785	2,606	2,893
TOTAL LIABILITIES	7,816	8,125	7,496
STOCKHOLDERS' EQUITY :
Series B convertible preferred stock, $.001 par value; 3 shares authorized, zero and 1.2 shares issued and outstanding as of December 31, 2015 and 2014, respectively (liquidation preference of none in December 31, 2015 and $1,200 at December 31, 2014, respectively)	0	0	678
Series C convertible preferred stock, $.001 par value; 9.0 shares authorized, 5.0 and 5.6 shares issued and outstanding as of March 31, 2016 and December 31, 2015, (Liquidation preference of $4,966 and $5,555 at March 31, 2016 and December 31, 2015)	1,817	2,052	0
Common stock, $.001 par value; 1,000,000, 1,000,000 and 195,000 shares authorized, 5,322, 2,371 and 969 shares issued and outstanding as of March 31, 2016, December 31, 2015 and 2014, respectively	297	236	97
Additional paid-in capital	115,471	114,845	107,952
Treasury stock, at cost	(132)	(132)	(132)
Accumulated deficit	(122,903)	(122,563)	(113,060)
TOTAL STOCKHOLDERS' DEFICIT	(5,450)	(5,562)	(4,465)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,366	$ 2,563	$ 3,031